Equity - Schedule of Stock Options Activity (Details) (10-K) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Options, Outstanding at beginning of period	6,633,394
Options, Granted	511,792	6,633,394
Options, Outstanding at end of period	6,353,785	6,633,394
Options, Exercisable at end of period		1,941,701
Weighted average exercise price, Outstanding at beginning of period	$ 0.29
Weighted average exercise price, Granted	0.51	0.29
Weighted average exercise price, Outstanding at end of period	$ 0.31	0.29
Weighted average exercise price, Exercisable at end of period		$ 0.29
Weighted Average Remaining Contractual Term (years), Outstanding at beginning of period		0 years
Weighted Average Remaining Contractual Term (years), Outstanding at end of period		6 years 2 months 23 days
Weighted Average Remaining Contractual Term (years), Exercisable at end of period		6 years 1 month 13 days
Aggregate Intrinsic Value, Outstanding at beginning of period	$ 2,446
Aggregate Intrinsic Value, Outstanding at end of period		2,446
Aggregate Intrinsic Value, Exercisable at end of period		$ 718